Stockholders' equity and dividend payment, Dividend payments (Details) - USD ($) $ / shares in Units, $ in Thousands									9 Months Ended	12 Months Ended
	Nov. 06, 2023	Aug. 30, 2023	May 25, 2023	Feb. 24, 2023	Nov. 29, 2022	Aug. 30, 2022	May 26, 2022	Feb. 24, 2022	Sep. 30, 2023	Dec. 31, 2022
Dividend Payments [Abstract]
Total payment		$ 56,661	$ 37,487	$ 61,935	$ 6,506	$ 6,506	$ 3,336	$ 3,330	$ 156,082	$ 19,679
Per common share (in dollars per share)	$ 0.19	$ 0.35	$ 0.23	$ 0.38	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.96	$ 0.12